NATIONWIDE

VA SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
74,731 shares (cost $438,548)	$490,982
U.S. Equity Flex I Portfolio (WSCP)
43,025 shares (cost $546,598)	613,107
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
43,089 shares (cost $217,309)	293,004
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
10,346 shares (cost $313,490)	364,577
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
20,862 shares (cost $103,583)	120,790
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
794 shares (cost $2,928)	4,496
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
6,721 shares (cost $295,448)	378,788
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
211 shares (cost $8,693)	11,803
Emerging Markets Debt Portfolio - Class I (MSEM)
4,895 shares (cost $38,523)	39,844
U.S. Real Estate Portfolio - Class I (MSVRE)
144,676 shares (cost $2,191,189)	1,867,767
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
1,556 shares (cost $17,436)	17,052
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
131,894 shares (cost $1,841,491)	1,871,581
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
59,598 shares (cost $643,642)	784,911
Gartmore NVIT International Equity Fund - Class III (GIG3)
109,539 shares (cost $1,159,155)	985,847
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
630 shares (cost $6,743)	7,099
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,698 shares (cost $14,571)	15,196
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
117 shares (cost $1,049)	1,209
NVIT Core Bond Fund - Class I (NVCBD1)
116,121 shares (cost $1,262,262)	1,222,752
NVIT Fund-Class I (TRF)
115,444 shares (cost $1,051,590)	1,051,691
NVIT Government Bond Fund - Class I (GBF)
281,511 shares (cost $3,344,418)	3,234,564
NVIT Growth Fund - Class I (CAF)
33,085 shares (cost $359,322)	461,202
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
16,455 shares (cost $178,296)	152,701
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
32,477 shares (cost $313,454)	330,938
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
73,738 shares (cost $755,661)	778,676
NVIT Investor Destinations Moderately Aggressive Fund-Class II (GVDMA)
33,005 shares (cost $323,086)	343,247
NVIT Investor Destinations Moderately Conservative Fund-Class II (GVDMC)
53,683 shares (cost $507,207)	559,374
NVIT Mid Cap Index Fund-Class I (MCIF)
143,807 shares (cost $2,376,083)	2,654,680

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Money Market Fund - Class I (SAM)
3,850,168 shares (cost $3,850,168)	3,850,168
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,450 shares (cost $29,249)	33,739
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
29,586 shares (cost $409,669)	300,594
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
26,106 shares (cost $236,702)	250,878
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
23,681 shares (cost $210,602)	212,659
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,511 shares (cost $134,818)	165,037
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
10,796 shares (cost $103,361)	111,200
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
49,790 shares (cost $480,433)	768,267
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
218,713 shares (cost $1,556,791)	2,285,555
NVIT Multi-Manager Small Company Fund - Class I (SCF)
147,448 shares (cost $2,260,710)	2,662,910
NVIT Multi-Sector Bond Fund - Class I (MSBF)
180,138 shares (cost $1,577,677)	1,545,581
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
586,199 shares (cost $8,875,044)	8,904,367
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
38,402 shares (cost $454,825)	387,090
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
11,819 shares (cost $103,085)	101,881
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
133,658 shares (cost $1,557,617)	1,496,967
VP Balanced Fund - Class I (ACVB)
162,133 shares (cost $1,017,760)	1,021,437
VP Capital Appreciation Fund - Class I (ACVCA)
40,953 shares (cost $529,783)	579,079
VP Income & Growth Fund - Class I (ACVIG)
86,283 shares (cost $524,224)	522,013
VP Inflation Protection Fund - Class II (ACVIP2)
83,726 shares (cost $870,036)	928,527
VP International Fund - Class I (ACVI)
72,084 shares (cost $503,677)	617,038
VP International Fund - Class III (ACVI3)
36,166 shares (cost $291,379)	309,582
VP Ultra(R) Fund - Class I (ACVU1)
23,106 shares (cost $196,153)	216,734
VP Value Fund - Class I (ACVV)
111 shares (cost $635)	653
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
55,123 shares (cost $495,931)	672,505
Stock Index Fund, Inc. - Initial Shares (DSIF)
221,100 shares (cost $6,716,527)	6,560,034
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
7,622 shares (cost $190,579)	227,908
Appreciation Portfolio - Initial Shares (DCAP)
28,753 shares (cost $777,641)	1,019,013
Growth and Income Portfolio - Initial Shares (DGI)
16,206 shares (cost $286,541)	320,239
Quality Bond Fund II - Primary Shares (FQB)
66,699 shares (cost $686,439)	770,376

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity-Income Portfolio - Initial Class (FEIP)
353,496 shares (cost $8,430,094)	6,723,498
High Income Portfolio - Initial Class (FHIP)
913,547 shares (cost $4,722,167)	5,088,456
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
195,282 shares (cost $2,693,364)	2,839,397
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
7 shares (cost $160)	166
VIP Fund - Growth Portfolio - Initial Class (FGP)
76,581 shares (cost $2,716,982)	2,840,401
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
429,882 shares (cost $5,214,427)	5,472,402
VIP Fund - Overseas Portfolio - Initial Class (FOP)
38,727 shares (cost $626,942)	649,452
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
67,429 shares (cost $1,047,942)	1,128,080
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
149,005 shares (cost $759,447)	1,446,843
Growth Portfolio - I Class Shares (AMTG)
26,101 shares (cost $402,827)	485,739
Guardian Portfolio - I Class Shares (AMGP)
21,172 shares (cost $370,204)	401,000
Partners Portfolio - I Class Shares (AMTP)
128,966 shares (cost $1,796,108)	1,453,442
Socially Responsive Portfolio - I Class Shares (AMSRS)
4,763 shares (cost $68,436)	70,775
Balanced Fund/VA - Non-Service Shares (OVMS)
85,227 shares (cost $1,225,472)	977,559
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1 shares (cost $25)	28
Core Bond Fund/VA - Non-Service Shares (OVB)
187,193 shares (cost $1,968,233)	1,446,998
Global Securities Fund/VA - Class 3 (OVGS3)
52,144 shares (cost $1,526,872)	1,590,384
Global Securities Fund/VA - Non-Service Shares (OVGS)
68,303 shares (cost $1,558,174)	2,069,567
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
9,811 shares (cost $214,505)	204,861
MidCap Fund/VA - Non-Service Shares (OVAG)
4,182 shares (cost $165,476)	194,688
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
20,063 shares (cost $232,224)	241,355
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
11,095 shares (cost $129,103)	133,472
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
23,132 shares (cost $221,526)	326,852
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
10,403 shares (cost $139,222)	147,099
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
32,757 shares (cost $854,278)	1,234,301
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
14,484 shares (cost $370,396)	545,607
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
23,876 shares (cost $390,827)	508,072
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
125,387 shares (cost $2,376,858)	2,309,632

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Total Investments	$96,030,038

Accounts Payable	(889)

$96,029,149

Contract Owners’ Equity:
Accumulation units	96,018,936
Contracts in payout (annuitization) period (note 1f)	10,213

Total Contract Owners’ Equity (note 5)	$96,029,149

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	CSIEF3	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2
Reinvested dividends	$1,703,918	454	874	2,938	676	-	-	2,008
Mortality and expense risk charges (note 2)	(1,349,070)	(6,574)	(8,413)	(3,553)	(4,406)	(1,367)	(81)	(5,303)

Net investment income (loss)	354,848	(6,120)	(7,539)	(615)	(3,730)	(1,367)	(81)	(3,295)

Realized gain (loss) on investments	(4,005,600)	3,614	15,029	11,035	14,300	9,846	585	(28,647)
Change in unrealized gain (loss) on investments	14,712,164	47,568	61,818	39,172	1,611	8,908	96	104,831

Net gain (loss) on investments	10,706,564	51,182	76,847	50,207	15,911	18,754	681	76,184

Reinvested capital gains	258,877	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,320,289	45,062	69,308	49,592	12,181	17,387	600	72,889

Investment Activity:	JAIGS	MSEM	MSVRE	NVAGF6	NVAMV1	GEM3	GVGU	GIG3
Reinvested dividends	$141	1,812	37,246	899	2,863	502	1,757	8,952
Mortality and expense risk charges (note 2)	(371)	(617)	(25,608)	(267)	(1,613)	(10,991)	(1,030)	(12,559)

Net investment income (loss)	(230)	1,195	11,638	632	1,250	(10,489)	727	(3,607)

Realized gain (loss) on investments	11,856	(169)	(315,029)	(223)	2,060	(177,134)	(113,905)	(38,303)
Change in unrealized gain (loss) on investments	(6,133)	2,519	743,113	(184)	30,090	280,914	104,748	140,298

Net gain (loss) on investments	5,723	2,350	428,084	(407)	32,150	103,780	(9,157)	101,995

Reinvested capital gains	-	-	-	422	3,909	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,493	3,545	439,722	647	37,309	93,291	(8,430)	98,388

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GEF3	NVNMO1	NVNSR1	NVCBD1	TRF	GVGFS	GBF	CAF
Reinvested dividends	$62	31	9	26,511	9,923	170	104,966	2,494
Mortality and expense risk charges (note 2)	(71)	(390)	(17)	(10,102)	(14,111)	(207)	(53,171)	(5,723)

Net investment income (loss)	(9)	(359)	(8)	16,409	(4,188)	(37)	51,795	(3,229)

Realized gain (loss) on investments	(7)	2,227	215	17,654	(1,288)	612	63,907	14,333
Change in unrealized gain (loss) on investments	597	(625)	161	(36,423)	113,770	366	(115,176)	57,341

Net gain (loss) on investments	590	1,602	376	(18,769)	112,482	978	(51,269)	71,674

Reinvested capital gains	-	1,483	-	10,342	-	-	121,605	-

Net increase (decrease) in contract owners’ equity resulting from operations	$581	2,726	368	7,982	108,294	941	122,131	68,445

Investment Activity:	GVGHS	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF
Reinvested dividends	$563	2,566	7,720	16,058	8,097	10,983	79	29,620
Mortality and expense risk charges (note 2)	(829)	(2,122)	(5,103)	(11,776)	(6,050)	(7,196)	(286)	(34,532)

Net investment income (loss)	(266)	444	2,617	4,282	2,047	3,787	(207)	(4,912)

Realized gain (loss) on investments	(12,765)	(17,418)	(2,249)	(68,506)	(73,004)	13,246	(13,666)	(143,912)
Change in unrealized gain (loss) on investments	15,014	36,171	13,040	130,766	112,784	19,633	16,388	654,566

Net gain (loss) on investments	2,249	18,753	10,791	62,260	39,780	32,879	2,722	510,654

Reinvested capital gains	-	-	977	-	-	-	-	2,696

Net increase (decrease) in contract owners’ equity resulting from operations	$1,983	19,197	14,385	66,542	41,827	36,666	2,515	508,438

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$7	261	6,580	117	1,018	-	1,458	-
Mortality and expense risk charges (note 2)	(72,251)	(588)	(4,756)	(2,415)	(1,972)	(1,739)	(1,486)	(9,159)

Net investment income (loss)	(72,244)	(327)	1,824	(2,298)	(954)	(1,739)	(28)	(9,159)

Realized gain (loss) on investments	-	1,065	(72,798)	(1,938)	(5,627)	10,618	5,008	13,615
Change in unrealized gain (loss) on investments	-	3,532	81,998	13,179	2,057	19,338	6,558	134,199

Net gain (loss) on investments	-	4,597	9,200	11,241	(3,570)	29,956	11,566	147,814

Reinvested capital gains	-	-	-	8,823	6,960	-	4,949	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(72,244)	4,270	11,024	17,766	2,436	28,217	16,487	138,655

Investment Activity:	SCVF	SCF	MSBF	GGTC3	GVUGL	NVOLG1	EIF2	NVRE1
Reinvested dividends	$12,082	7,054	100,999	-	-	418	4,468	1,222
Mortality and expense risk charges (note 2)	(29,785)	(36,415)	(21,054)	(101)	(367)	(7,881)	(5,348)	(619)

Net investment income (loss)	(17,703)	(29,361)	79,945	(101)	(367)	(7,463)	(880)	603

Realized gain (loss) on investments	(112,479)	(230,093)	211,400	6,523	(2,550)	3,193	(28,589)	505
Change in unrealized gain (loss) on investments	590,469	781,970	(133,132)	(6,314)	6,386	28,791	79,088	(1,085)

Net gain (loss) on investments	477,990	551,877	78,268	209	3,836	31,984	50,499	(580)

Reinvested capital gains	-	-	-	-	-	2,423	-	7,532

Net increase (decrease) in contract owners’ equity resulting from operations	$460,287	522,516	158,213	108	3,469	26,944	49,619	7,555

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMTB	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1
Reinvested dividends	$89,332	17,606	-	8,181	23,127	14,544	7,808	276
Mortality and expense risk charges (note 2)	(25,792)	(13,559)	(6,710)	(8,106)	(19,273)	(8,879)	(4,441)	(1,369)

Net investment income (loss)	63,540	4,047	(6,710)	75	3,854	5,665	3,367	(1,093)

Realized gain (loss) on investments	(74,408)	(37,651)	(30,907)	(71,041)	31,704	22,757	(49,160)	(3,776)
Change in unrealized gain (loss) on investments	79,510	120,093	158,559	136,691	19,015	40,883	74,012	27,513

Net gain (loss) on investments	5,102	82,442	127,652	65,650	50,719	63,640	24,852	23,737

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,642	86,489	120,942	65,725	54,573	69,305	28,219	22,644

Investment Activity:	ACVV	DVSCS	DSIF	DSRG	DCAP	DGI	FQB	FEIP
Reinvested dividends	$30,430	3,239	106,326	2,369	20,831	4,042	35,842	113,902
Mortality and expense risk charges (note 2)	(27,119)	(8,562)	(85,243)	(3,396)	(13,983)	(5,263)	(10,960)	(93,704)

Net investment income (loss)	3,311	(5,323)	21,083	(1,027)	6,848	(1,221)	24,882	20,198

Realized gain (loss) on investments	(526,112)	(36,743)	(50,494)	10,293	(3,190)	(3,717)	2,386	(415,073)
Change in unrealized gain (loss) on investments	703,423	169,152	764,654	20,974	120,092	57,596	21,858	1,210,890

Net gain (loss) on investments	177,311	132,409	714,160	31,267	116,902	53,879	24,244	795,817

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$180,622	127,086	735,243	30,240	123,750	52,658	49,126	816,015

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIP	FAMP	FCP	FGOP	FGP	FIGBS	FOP	FOPR
Reinvested dividends	$385,729	45,761	4,099	-	7,025	195,638	8,565	14,624
Mortality and expense risk charges (note 2)	(66,102)	(39,279)	(112,552)	(7,886)	(37,305)	(82,645)	(8,811)	(14,343)

Net investment income (loss)	319,627	6,482	(108,453)	(7,886)	(30,280)	112,993	(246)	281

Realized gain (loss) on investments	601,186	31,073	(2,044,902)	170,663	4,345	124,588	6,063	(164,737)
Change in unrealized gain (loss) on investments	(470,333)	274,062	3,188,184	(43,520)	551,843	36,377	60,358	272,455

Net gain (loss) on investments	130,853	305,135	1,143,282	127,143	556,188	160,965	66,421	107,718

Reinvested capital gains	-	13,795	-	-	8,558	61,241	1,168	1,994

Net increase (decrease) in contract owners’ equity resulting from operations	$450,480	325,412	1,034,829	119,257	534,466	335,199	67,343	109,993

Investment Activity:	FVSS	AMTG	AMGP	AMTP	AMSRS	OVMS	OVGR	OVB
Reinvested dividends	$5,665	-	790	9,329	11	12,723	937	28,905
Mortality and expense risk charges (note 2)	(18,709)	(5,936)	(3,050)	(20,354)	(620)	(13,306)	(7,312)	(21,647)

Net investment income (loss)	(13,044)	(5,936)	(2,260)	(11,025)	(609)	(583)	(6,375)	7,258

Realized gain (loss) on investments	28,986	10,185	2,845	(312,512)	(5,165)	(40,133)	42,928	(138,457)
Change in unrealized gain (loss) on investments	263,315	105,811	36,197	504,767	15,879	139,810	11	270,308

Net gain (loss) on investments	292,301	115,996	39,042	192,255	10,714	99,677	42,939	131,851

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,257	110,060	36,782	181,230	10,105	99,094	36,564	139,109

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVGS3	OVGS	OVGI	OVAG	VWBFR	VWBF	VWEMR	VWEM
Reinvested dividends	$21,708	27,688	1,575	-	10,750	4,991	1,517	839
Mortality and expense risk charges (note 2)	(21,606)	(28,507)	(2,220)	(1,736)	(3,977)	(2,039)	(4,051)	(1,952)

Net investment income (loss)	102	(819)	(645)	(1,736)	6,773	2,952	(2,534)	(1,113)

Realized gain (loss) on investments	(73,643)	100,602	(331)	(13,968)	(527)	(207)	(23,895)	(12,744)
Change in unrealized gain (loss) on investments	260,769	159,205	22,830	48,621	4,005	4,039	93,127	43,240

Net gain (loss) on investments	187,126	259,807	22,499	34,653	3,478	3,832	69,232	30,496

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$187,228	258,988	21,854	32,917	10,251	6,784	66,698	29,383

Investment Activity:	VWHAR	VWHA	SVDF	SVOF
Reinvested dividends	$3,581	1,580	-	15,375
Mortality and expense risk charges (note 2)	(14,376)	(6,565)	(5,999)	(29,451)

Net investment income (loss)	(10,795)	(4,985)	(5,999)	(14,076)

Realized gain (loss) on investments	(45,095)	13,471	14,816	(18,050)
Change in unrealized gain (loss) on investments	295,861	110,503	114,140	440,609

Net gain (loss) on investments	250,766	123,974	128,956	422,559

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$239,971	118,989	122,957	408,483

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		CSIEF3		WSCP		JPMMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$354,848	1,055,678	(6,120)	(373)	(7,539)	(1,707)	(615)	(1,396)
Realized gain (loss) on investments	(4,005,600)	(13,500,797)	3,614	1	15,029	(12,547)	11,035	187
Change in unrealized gain (loss) on investments	14,712,164	29,657,473	47,568	4,867	61,818	112,098	39,172	36,522
Reinvested capital gains	258,877	998,224	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,320,289	18,210,578	45,062	4,495	69,308	97,844	49,592	35,313

Equity transactions:
Purchase payments received from contract owners (note 3)	1,535,172	1,183,421	33,708	-	17,577	184	1,500	-
Transfers between funds	-	-	(17,490)	490,508	(10,382)	(45,459)	84,809	122,205
Redemptions (note 3)	(10,969,397)	(11,928,488)	(65,172)	(134)	(57,533)	(89,662)	(426)	-
Annuity benefits	(837)	(753)	-	-	-	-	-	-
Adjustments to maintain reserves	49,338	(2,658)	1	(1)	-	(17)	6	4

Net equity transactions	(9,385,724)	(10,748,478)	(48,953)	490,373	(50,338)	(134,954)	85,889	122,209

Net change in contract owners’ equity	1,934,565	7,462,100	(3,891)	494,868	18,970	(37,110)	135,481	157,522
Contract owners’ equity beginning of period	94,094,584	86,632,484	494,868	-	594,133	631,243	157,522	-

Contract owners’ equity end of period	$96,029,149	94,094,584	490,977	494,868	613,103	594,133	293,003	157,522

CHANGES IN UNITS:
Beginning units	6,069,733	6,850,322	48,993	-	54,383	70,987	13,468	-
Units purchased	2,456,470	2,254,994	5,412	49,006	1,594	1,542	9,017	13,468
Units redeemed	(2,647,400)	(3,035,583)	(10,458)	(13)	(6,226)	(18,146)	(1,896)	-

Ending units	5,878,803	6,069,733	43,947	48,993	49,751	54,383	20,589	13,468

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JACAS		JAGTS2		JAGTS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,730)	(4,269)	(1,367)	(411)	(81)	(89)	(3,295)	(2,709)
Realized gain (loss) on investments	14,300	(24,989)	9,846	(1,142)	585	(1,008)	(28,647)	(63,838)
Change in unrealized gain (loss) on investments	1,611	155,284	8,908	13,102	96	3,695	104,831	197,294
Reinvested capital gains	-	-	-	-	-	-	-	7,198

Net increase (decrease) in contract owners’ equity resulting from operations	12,181	126,026	17,387	11,549	600	2,598	72,889	137,945

Equity transactions:
Purchase payments received from contract owners (note 3)	-	602	35,225	-	-	-	-	-
Transfers between funds	86,148	1,276	13,549	31,423	-	-	55,662	(26,658)
Redemptions (note 3)	(29,624)	(11,342)	(4,843)	(494)	(3,514)	(3,963)	(66,541)	(13,296)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(9)	6	(16)	(3)	(5)	(8)	(15)

Net equity transactions	56,524	(9,473)	43,937	30,913	(3,517)	(3,968)	(10,887)	(39,969)

Net change in contract owners’ equity	68,705	116,553	61,324	42,462	(2,917)	(1,370)	62,002	97,976
Contract owners’ equity beginning of period	295,872	179,319	59,466	17,004	7,414	8,784	316,765	218,789

Contract owners’ equity end of period	$364,577	295,872	120,790	59,466	4,497	7,414	378,767	316,765

CHANGES IN UNITS:
Beginning units	33,768	29,450	4,860	2,151	1,794	3,288	13,385	16,314
Units purchased	16,024	63,567	7,469	3,266	-	-	3,513	1,140
Units redeemed	(10,140)	(59,249)	(4,286)	(557)	(907)	(1,494)	(3,909)	(4,069)

Ending units	39,652	33,768	8,043	4,860	887	1,794	12,989	13,385

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MSEM		MSVRE		NVAGF6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(230)	(196)	1,195	2,807	11,638	25,362	632	123
Realized gain (loss) on investments	11,856	123	(169)	(1,973)	(315,029)	(537,337)	(223)	-
Change in unrealized gain (loss) on investments	(6,133)	9,941	2,519	10,205	743,113	834,661	(184)	(201)
Reinvested capital gains	-	539	-	-	-	-	422	17

Net increase (decrease) in contract owners’ equity resulting from operations	5,493	10,407	3,545	11,039	439,722	322,686	647	(61)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	6,786	14,242	-	-
Transfers between funds	-	-	-	(2,471)	(28,471)	(150,278)	12,625	3,874
Redemptions (note 3)	(17,694)	-	(5,623)	(12,642)	(194,513)	(155,120)	(34)	-
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(4)	2	5	3	5	4	(2)

Net equity transactions	(17,704)	(4)	(5,621)	(15,108)	(216,195)	(291,151)	12,595	3,872

Net change in contract owners’ equity	(12,211)	10,403	(2,076)	(4,069)	223,527	31,535	13,242	3,811
Contract owners’ equity beginning of period	24,006	13,603	41,931	46,000	1,644,217	1,612,682	3,811	-

Contract owners’ equity end of period	$11,795	24,006	39,855	41,931	1,867,744	1,644,217	17,053	3,811

CHANGES IN UNITS:
Beginning units	1,808	1,808	1,989	2,800	50,304	62,410	337	-
Units purchased	-	-	-	-	1,427	2,336	1,615	337
Units redeemed	(1,087)	-	(242)	(811)	(7,116)	(14,442)	(532)	-

Ending units	721	1,808	1,747	1,989	44,615	50,304	1,420	337

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		GEM3		GVGU		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,250	-	(10,489)	(1,580)	727	5,040	(3,607)	(3,837)
Realized gain (loss) on investments	2,060	-	(177,134)	(860,514)	(113,905)	(31,468)	(38,303)	(1,230,146)
Change in unrealized gain (loss) on investments	30,090	-	280,914	1,167,457	104,748	36,308	140,298	1,337,762
Reinvested capital gains	3,909	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,309	-	93,291	305,363	(8,430)	9,880	98,388	103,779

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,197	-	-	-	-
Transfers between funds	1,838,127	-	(112,257)	(290,692)	(203,589)	(36,917)	611	(713,267)
Redemptions (note 3)	(3,855)	-	(17,015)	(69,804)	-	(272)	(6,169)	(36,672)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	61	-	4	(23)	1	2	4	(44)

Net equity transactions	1,834,333	-	(129,268)	(358,322)	(203,588)	(37,187)	(5,554)	(749,983)

Net change in contract owners’ equity	1,871,642	-	(35,977)	(52,959)	(212,018)	(27,307)	92,834	(646,204)
Contract owners’ equity beginning of period	-	-	820,873	873,832	212,018	239,325	893,013	1,539,217

Contract owners’ equity end of period	$1,871,642	-	784,896	820,873	-	212,018	985,847	893,013

CHANGES IN UNITS:
Beginning units	-	-	33,415	57,308	13,237	15,900	53,498	117,837
Units purchased	144,647	-	2,996	5,584	656	-	1,480	4,009
Units redeemed	(10,154)	-	(8,515)	(29,477)	(13,893)	(2,663)	(2,071)	(68,348)

Ending units	134,493	-	27,896	33,415	-	13,237	52,907	53,498

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVNSR1		NVCBD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9)	(38)	(359)	(82)	(8)	-	16,409	3,437
Realized gain (loss) on investments	(7)	(20,740)	2,227	142	215	-	17,654	2,989
Change in unrealized gain (loss) on investments	597	20,222	(625)	1,251	161	-	(36,423)	(3,088)
Reinvested capital gains	-	-	1,483	63	-	-	10,342	1,397

Net increase (decrease) in contract owners’ equity resulting from operations	581	(556)	2,726	1,374	368	-	7,982	4,735

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	3,292	(5,483)	(12,104)	28,694	2,034	-	1,147,652	398,799
Redemptions (note 3)	-	(13,956)	(4,651)	(844)	(1,192)	-	(268,551)	(67,864)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(8)	(5)	1	(3)	-	1	(2)

Net equity transactions	3,282	(19,447)	(16,760)	27,851	839	-	879,102	330,933

Net change in contract owners’ equity	3,863	(20,003)	(14,034)	29,225	1,207	-	887,084	335,668
Contract owners’ equity beginning of period	3,220	23,223	29,225	-	-	-	335,668	-

Contract owners’ equity end of period	$7,083	3,220	15,191	29,225	1,207	-	1,222,752	335,668

CHANGES IN UNITS:
Beginning units	239	2,123	2,194	-	-	-	32,112	-
Units purchased	241	-	492	2,264	161	-	115,454	38,540
Units redeemed	-	(1,884)	(1,685)	(70)	(81)	-	(36,693)	(6,428)

Ending units	480	239	1,001	2,194	80	-	110,873	32,112

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		GVGFS		GBF		CAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,188)	(982)	(37)	(125)	51,795	77,350	(3,229)	(3,088)
Realized gain (loss) on investments	(1,288)	(31,917)	612	(23,490)	63,907	69,577	14,333	4,086
Change in unrealized gain (loss) on investments	113,770	220,083	366	32,709	(115,176)	(149,123)	57,341	94,689
Reinvested capital gains	-	-	-	-	121,605	54,051	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,294	187,184	941	9,094	122,131	51,855	68,445	95,687

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,319	-	-	16,183	20,950	-	467
Transfers between funds	33,872	(61,706)	(41,069)	(21,555)	(215,694)	738,885	62,983	(5,803)
Redemptions (note 3)	(37,145)	(44,915)	(974)	(12,386)	(378,378)	(847,130)	(54,989)	(27,858)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	(10)	(2)	(16)	(21)	16	(1)	(65)

Net equity transactions	(3,268)	(105,312)	(42,045)	(33,957)	(577,910)	(87,279)	7,993	(33,259)

Net change in contract owners’ equity	105,026	81,872	(41,104)	(24,863)	(455,779)	(35,424)	76,438	62,428
Contract owners’ equity beginning of period	946,660	864,788	41,104	65,967	3,690,349	3,725,773	384,758	322,330

Contract owners’ equity end of period	$1,051,686	946,660	-	41,104	3,234,570	3,690,349	461,196	384,758

CHANGES IN UNITS:
Beginning units	61,926	70,299	3,300	6,886	211,199	215,784	35,903	39,562
Units purchased	3,826	128	1,579	880	27,130	83,199	5,859	890
Units redeemed	(4,220)	(8,501)	(4,879)	(4,466)	(59,064)	(87,784)	(5,143)	(4,549)

Ending units	61,532	61,926	-	3,300	179,265	211,199	36,619	35,903

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIDA		GVIDC		GVIDM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(266)	(1,626)	444	(698)	2,617	1,695	4,282	(127)
Realized gain (loss) on investments	(12,765)	(1,599)	(17,418)	(60,584)	(2,249)	(24,638)	(68,506)	(133,602)
Change in unrealized gain (loss) on investments	15,014	26,879	36,171	79,911	13,040	51,605	130,766	199,925
Reinvested capital gains	-	-	-	8,133	977	1,618	-	17,021

Net increase (decrease) in contract owners’ equity resulting from operations	1,983	23,654	19,197	26,762	14,385	30,280	66,542	83,217

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,245	92,432	-	-	-	39,666	6,459
Transfers between funds	(163,333)	2,500	(32,905)	(1,278)	40,419	(93,007)	(18,325)	177,957
Redemptions (note 3)	(309)	(6,174)	(92,432)	(66,495)	(56,028)	(14,077)	(182,508)	(156,300)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(7)	(7)	(6)	1	-	(4)	4

Net equity transactions	(163,646)	1,564	(32,912)	(67,779)	(15,608)	(107,084)	(161,171)	28,120

Net change in contract owners’ equity	(161,663)	25,218	(13,715)	(41,017)	(1,223)	(76,804)	(94,629)	111,337
Contract owners’ equity beginning of period	161,663	136,445	166,415	207,432	332,163	408,967	873,303	761,966

Contract owners’ equity end of period	$-	161,663	152,700	166,415	330,940	332,163	778,674	873,303

CHANGES IN UNITS:
Beginning units	13,075	12,954	13,891	21,706	27,735	36,710	71,937	73,692
Units purchased	696	833	7,423	-	3,271	11,457	7,672	29,827
Units redeemed	(13,771)	(712)	(10,031)	(7,815)	(4,527)	(20,432)	(20,928)	(31,582)

Ending units	-	13,075	11,283	13,891	26,479	27,735	58,681	71,937

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMA		GVDMC		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,047	(706)	3,787	1,608	(207)	(1,536)	(4,912)	(10,392)
Realized gain (loss) on investments	(73,004)	(139,191)	13,246	(72,190)	(13,666)	(713,492)	(143,912)	(865,554)
Change in unrealized gain (loss) on investments	112,784	208,881	19,633	123,679	16,388	608,288	654,566	1,324,683
Reinvested capital gains	-	17,694	-	4,918	-	-	2,696	60,841

Net increase (decrease) in contract owners’ equity resulting from operations	41,827	86,678	36,666	58,015	2,515	(106,740)	508,438	509,578

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,547	540	74,103	-	-	52,968	12,977
Transfers between funds	(148,490)	(207,645)	311,872	(171,275)	(60,144)	(515,981)	(24,331)	(668,968)
Redemptions (note 3)	(25,237)	(52,605)	(93,461)	(106,815)	(263)	(555)	(223,072)	(196,997)
Annuity benefits	-	-	-	-	-	-	(37)	(29)
Adjustments to maintain reserves	(9)	(2)	(2)	(5)	(9)	-	28	(14)

Net equity transactions	(173,736)	(251,705)	218,949	(203,992)	(60,416)	(516,536)	(194,444)	(853,031)

Net change in contract owners’ equity	(131,909)	(165,027)	255,615	(145,977)	(57,901)	(623,276)	313,994	(343,453)
Contract owners’ equity beginning of period	475,148	640,175	303,757	449,734	57,901	681,177	2,340,671	2,684,124

Contract owners’ equity end of period	$343,239	475,148	559,372	303,757	-	57,901	2,654,665	2,340,671

CHANGES IN UNITS:
Beginning units	38,936	64,309	24,873	41,577	5,366	83,314	170,884	264,111
Units purchased	2,037	4,709	25,319	14,943	94	529	16,331	15,331
Units redeemed	(15,679)	(30,082)	(7,362)	(31,647)	(5,460)	(78,477)	(31,389)	(108,558)

Ending units	25,294	38,936	42,830	24,873	-	5,366	155,826	170,884

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG3		GVDIV3		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(72,244)	(91,440)	(327)	(85)	1,824	2,202	(2,298)	(6)
Realized gain (loss) on investments	-	-	1,065	1	(72,798)	(56,580)	(1,938)	1
Change in unrealized gain (loss) on investments	-	-	3,532	959	81,998	137,650	13,179	997
Reinvested capital gains	-	-	-	-	-	-	8,823	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,244)	(91,440)	4,270	875	11,024	83,272	17,766	992

Equity transactions:
Purchase payments received from contract owners (note 3)	296,081	311,933	-	-	-	-	(5)	-
Transfers between funds	(441,132)	(118,993)	-	43,729	(3,358)	(11,389)	241,927	24,954
Redemptions (note 3)	(908,403)	(2,066,758)	(15,134)	-	(70,319)	(29,849)	(34,780)	-
Annuity benefits	(42)	(44)	-	-	-	-	-	-
Adjustments to maintain reserves	10	(11)	(4)	2	(3)	13	1	4

Net equity transactions	(1,053,486)	(1,873,873)	(15,138)	43,731	(73,680)	(41,225)	207,143	24,958

Net change in contract owners’ equity	(1,125,730)	(1,965,313)	(10,868)	44,606	(62,656)	42,047	224,909	25,950
Contract owners’ equity beginning of period	4,975,903	6,941,216	44,606	-	363,248	321,201	25,950	-

Contract owners’ equity end of period	$3,850,173	4,975,903	33,738	44,606	300,592	363,248	250,859	25,950

CHANGES IN UNITS:
Beginning units	387,220	532,562	3,318	-	24,260	27,450	2,065	-
Units purchased	495,726	512,279	-	3,318	128	144	21,233	2,065
Units redeemed	(578,928)	(657,621)	(1,085)	-	(5,190)	(3,334)	(5,762)	-

Ending units	304,018	387,220	2,233	3,318	19,198	24,260	17,536	2,065

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(954)	-	(1,739)	(1,483)	(28)	23	(9,159)	(5,815)
Realized gain (loss) on investments	(5,627)	-	10,618	6,786	5,008	(46)	13,615	996
Change in unrealized gain (loss) on investments	2,057	-	19,338	10,880	6,558	1,280	134,199	160,892
Reinvested capital gains	6,960	-	-	-	4,949	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,436	-	28,217	16,183	16,487	1,257	138,655	156,073

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,500	-	-	959
Transfers between funds	252,671	-	46,948	103,586	64,350	27,606	43,672	433,501
Redemptions (note 3)	(42,460)	-	(22,030)	(7,877)	-	-	(3,506)	(17,124)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	-	10	(10)	(10)	2	(1)	(9)

Net equity transactions	210,204	-	24,928	95,699	65,840	27,608	40,165	417,327

Net change in contract owners’ equity	212,640	-	53,145	111,882	82,327	28,865	178,820	573,400
Contract owners’ equity beginning of period	-	-	111,882	-	28,865	-	589,445	16,045

Contract owners’ equity end of period	$212,640	-	165,027	111,882	111,192	28,865	768,265	589,445

CHANGES IN UNITS:
Beginning units	-	-	9,102	-	2,244	-	110,403	3,775
Units purchased	27,039	-	4,845	44,969	6,714	2,902	13,091	125,160
Units redeemed	(6,619)	-	(3,205)	(35,867)	(1,626)	(658)	(7,102)	(18,532)

Ending units	20,420	-	10,742	9,102	7,332	2,244	116,392	110,403

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		GGTC3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,703)	(16,049)	(29,361)	(25,460)	79,945	93,207	(101)	(307)
Realized gain (loss) on investments	(112,479)	(297,161)	(230,093)	(537,160)	211,400	45,013	6,523	2,858
Change in unrealized gain (loss) on investments	590,469	763,470	781,970	1,218,287	(133,132)	112,884	(6,314)	6,508
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	460,287	450,260	522,516	655,667	158,213	251,104	108	9,059

Equity transactions:
Purchase payments received from contract owners (note 3)	183	6,429	-	16,134	17,843	459	-	-
Transfers between funds	(8,931)	567,792	(122,514)	283,653	119,173	274,151	(30,421)	22,635
Redemptions (note 3)	(100,155)	(107,665)	(187,264)	(298,971)	(277,345)	(69,209)	(537)	(6,529)
Annuity benefits	(31)	(24)	(34)	(27)	-	-	-	-
Adjustments to maintain reserves	10	(12)	(1)	(9)	(15)	-	1	(3)

Net equity transactions	(108,924)	466,520	(309,813)	780	(140,344)	205,401	(30,957)	16,103

Net change in contract owners’ equity	351,363	916,780	212,703	656,447	17,869	456,505	(30,849)	25,162
Contract owners’ equity beginning of period	1,934,187	1,017,407	2,450,182	1,793,735	1,527,712	1,071,207	30,849	5,687

Contract owners’ equity end of period	$2,285,550	1,934,187	2,662,885	2,450,182	1,545,581	1,527,712	-	30,849

CHANGES IN UNITS:
Beginning units	113,153	74,025	94,654	91,986	109,002	93,687	2,849	789
Units purchased	7,763	65,223	4,348	26,935	204,606	167,798	-	3,297
Units redeemed	(13,752)	(26,095)	(15,708)	(24,267)	(212,421)	(152,483)	(2,849)	(1,237)

Ending units	107,164	113,153	83,294	94,654	101,187	109,002	-	2,849

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		EIF2		NVRE1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(367)	(838)	(7,463)	(8)	(880)	(1,911)	603	33
Realized gain (loss) on investments	(2,550)	(6,599)	3,193	65	(28,589)	(18,378)	505	-
Change in unrealized gain (loss) on investments	6,386	22,342	28,791	533	79,088	107,506	(1,085)	(120)
Reinvested capital gains	-	-	2,423	400	-	-	7,532	14

Net increase (decrease) in contract owners’ equity resulting from operations	3,469	14,905	26,944	990	49,619	87,217	7,555	(73)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	102	-	-	250	965	-	-
Transfers between funds	(78,299)	27,600	8,944,602	25,332	(70,016)	(9,175)	85,274	11,038
Redemptions (note 3)	(1,404)	(2,389)	(93,502)	-	(11,829)	(10,487)	(1,915)	-
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	(4)	150	(3)	7	(5)	(2)	1

Net equity transactions	(79,704)	25,309	8,851,250	25,329	(81,588)	(18,702)	83,357	11,039

Net change in contract owners’ equity	(76,235)	40,214	8,878,194	26,319	(31,969)	68,515	90,912	10,966
Contract owners’ equity beginning of period	76,235	36,021	26,319	-	419,053	350,538	10,966	-

Contract owners’ equity end of period	$-	76,235	8,904,513	26,319	387,084	419,053	101,878	10,966

CHANGES IN UNITS:
Beginning units	5,972	3,498	2,035	-	42,466	44,903	747	-
Units purchased	-	3,107	661,639	2,682	732	296	7,877	747
Units redeemed	(5,972)	(633)	(21,644)	(647)	(8,721)	(2,733)	(3,215)	-

Ending units	-	5,972	642,030	2,035	34,477	42,466	5,409	747

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,540	103,900	4,047	33,708	(6,710)	(2,571)	75	19,202
Realized gain (loss) on investments	(74,408)	(72,408)	(37,651)	(62,550)	(30,907)	(17,542)	(71,041)	(92,650)
Change in unrealized gain (loss) on investments	79,510	159,437	120,093	143,669	158,559	147,741	136,691	162,377
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,642	190,929	86,489	114,827	120,942	127,628	65,725	88,929

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11	46,495	7,724	-	9,718	18,656	600
Transfers between funds	56,601	441,089	122,717	(86,936)	94,488	(32,478)	(84,498)	79,472
Redemptions (note 3)	(416,660)	(407,908)	(136,445)	(72,130)	(105,570)	(25,071)	(140,978)	(73,822)
Annuity benefits	(237)	(225)	-	-	-	-	-	-
Adjustments to maintain reserves	21	3	(8)	(63)	7	(6)	18	(6)

Net equity transactions	(360,275)	32,970	32,759	(151,405)	(11,075)	(47,837)	(206,802)	6,244

Net change in contract owners’ equity	(291,633)	223,899	119,248	(36,578)	109,867	79,791	(141,077)	95,173
Contract owners’ equity beginning of period	1,788,608	1,564,709	902,174	938,752	469,199	389,408	663,085	567,912

Contract owners’ equity end of period	$1,496,975	1,788,608	1,021,422	902,174	579,066	469,199	522,008	663,085

CHANGES IN UNITS:
Beginning units	136,286	133,133	54,977	65,105	31,535	35,355	66,819	66,605
Units purchased	17,326	49,631	10,728	3,789	5,674	2,579	1,974	18,141
Units redeemed	(43,706)	(46,478)	(9,128)	(13,917)	(7,130)	(6,399)	(22,032)	(17,927)

Ending units	109,906	136,286	56,577	54,977	30,079	31,535	46,761	66,819

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVI		ACVI3		ACVU1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,854	3,946	5,665	3,803	3,367	2,199	(1,093)	(514)
Realized gain (loss) on investments	31,704	12,827	22,757	(12,842)	(49,160)	(33,433)	(3,776)	(350)
Change in unrealized gain (loss) on investments	19,015	114,672	40,883	169,540	74,012	114,222	27,513	14,531
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,573	131,445	69,305	160,501	28,219	82,988	22,644	13,667

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	18,562	-	-	21,454	900	70,450	-
Transfers between funds	(461,554)	162,291	(40,902)	(77,471)	12,950	(20,992)	69,760	5,730
Redemptions (note 3)	(285,317)	(335,641)	(68,451)	(78,413)	(57,608)	(57,072)	-	-
Annuity benefits	(148)	(143)	-	-	-	-	-	-
Adjustments to maintain reserves	379	(254)	17	(10)	(221)	5	1	(7)

Net equity transactions	(735,429)	(155,185)	(109,336)	(155,894)	(23,425)	(77,159)	140,211	5,723

Net change in contract owners’ equity	(680,856)	(23,740)	(40,031)	4,607	4,794	5,829	162,855	19,390
Contract owners’ equity beginning of period	1,609,429	1,633,169	657,066	652,459	304,784	298,955	53,878	34,488

Contract owners’ equity end of period	$928,573	1,609,429	617,035	657,066	309,578	304,784	216,733	53,878

CHANGES IN UNITS:
Beginning units	132,396	145,929	37,251	48,762	23,795	30,768	5,763	4,889
Units purchased	8,994	34,810	-	-	6,890	3,143	15,778	874
Units redeemed	(67,708)	(48,343)	(5,920)	(11,511)	(9,038)	(10,116)	(1,277)	-

Ending units	73,682	132,396	31,331	37,251	21,647	23,795	20,264	5,763

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVV		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,311	77,535	(5,323)	11,129	21,083	34,278	(1,027)	(1,141)
Realized gain (loss) on investments	(526,112)	(234,635)	(36,743)	(651,799)	(50,494)	(134,151)	10,293	(2,163)
Change in unrealized gain (loss) on investments	703,423	473,774	169,152	546,157	764,654	966,619	20,974	70,608
Reinvested capital gains	-	-	-	131,664	-	343,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	180,622	316,674	127,086	37,151	735,243	1,210,700	30,240	67,304

Equity transactions:
Purchase payments received from contract owners (note 3)	6,562	2,423	-	8,888	46,635	94,842	-	599
Transfers between funds	(1,982,318)	(22,880)	939	(411,319)	180,133	(81,511)	989	(1,884)
Redemptions (note 3)	(227,820)	(148,506)	(16,182)	(36,521)	(663,402)	(511,518)	(78,373)	(15,085)
Annuity benefits	(31)	(27)	-	-	(61)	(52)	-	-
Adjustments to maintain reserves	(55)	(27)	(9)	(16)	102	(168)	(8)	6

Net equity transactions	(2,203,662)	(169,017)	(15,252)	(438,968)	(436,593)	(498,407)	(77,392)	(16,364)

Net change in contract owners’ equity	(2,023,040)	147,657	111,834	(401,817)	298,650	712,293	(47,152)	50,940
Contract owners’ equity beginning of period	2,023,040	1,875,383	560,653	962,470	6,261,391	5,549,098	275,058	224,118

Contract owners’ equity end of period	$-	2,023,040	672,487	560,653	6,560,041	6,261,391	227,906	275,058

CHANGES IN UNITS:
Beginning units	103,282	113,098	46,216	97,754	356,144	392,968	19,258	20,684
Units purchased	2,804	5,916	4,211	14,146	47,339	21,759	85	105
Units redeemed	(106,086)	(15,732)	(5,723)	(65,684)	(73,786)	(58,583)	(5,241)	(1,531)

Ending units	-	103,282	44,704	46,216	329,697	356,144	14,102	19,258

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DCAP		DGI		FQB		FEIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,848	10,614	(1,221)	(445)	24,882	26,787	20,198	47,655
Realized gain (loss) on investments	(3,190)	(146,606)	(3,717)	(22,380)	2,386	(6,292)	(415,073)	(1,594,848)
Change in unrealized gain (loss) on investments	120,092	212,243	57,596	102,448	21,858	78,724	1,210,890	2,954,798
Reinvested capital gains	-	71,720	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,750	147,971	52,658	79,623	49,126	99,219	816,015	1,407,605

Equity transactions:
Purchase payments received from contract owners (note 3)	2,585	10,400	-	-	7,012	-	33,500	12,200
Transfers between funds	(6,669)	(125,788)	(49,015)	83,680	58,156	184,800	(272,067)	(865,165)
Redemptions (note 3)	(89,090)	(198,570)	(73,080)	(90,150)	(35,694)	(70,314)	(554,175)	(616,151)
Annuity benefits	-	-	-	-	-	-	(73)	(61)
Adjustments to maintain reserves	17	(49)	72	(6)	4	(6)	167	(34)

Net equity transactions	(93,157)	(314,007)	(122,023)	(6,476)	29,478	114,480	(792,648)	(1,469,211)

Net change in contract owners’ equity	30,593	(166,036)	(69,365)	73,147	78,604	213,699	23,367	(61,606)
Contract owners’ equity beginning of period	988,427	1,154,463	389,609	316,462	691,776	478,077	6,700,129	6,761,735

Contract owners’ equity end of period	$1,019,020	988,427	320,244	389,609	770,380	691,776	6,723,496	6,700,129

CHANGES IN UNITS:
Beginning units	74,180	104,645	34,268	35,328	53,306	43,724	405,082	524,592
Units purchased	5,260	6,058	1,531	9,752	5,365	19,806	11,280	25,948
Units redeemed	(12,149)	(36,523)	(11,702)	(10,812)	(3,157)	(10,224)	(58,160)	(145,458)

Ending units	67,291	74,180	24,097	34,268	55,514	53,306	358,202	405,082

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIP		FAMP		FCP		FGOP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$319,627	300,780	6,482	25,976	(108,453)	(8,554)	(7,886)	(4,618)
Realized gain (loss) on investments	601,186	(613,759)	31,073	(100,532)	(2,044,902)	(1,760,353)	170,663	(3,633)
Change in unrealized gain (loss) on investments	(470,333)	1,685,136	274,062	642,037	3,188,184	3,955,759	(43,520)	183,160
Reinvested capital gains	-	-	13,795	4,306	-	2,076	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	450,480	1,372,157	325,412	571,787	1,034,829	2,188,928	119,257	174,909

Equity transactions:
Purchase payments received from contract owners (note 3)	60,032	44,150	5,088	384	122,279	112,758	-	102
Transfers between funds	(108,761)	1,313,111	(106,345)	191,934	(8,859,111)	(1,202,628)	(657,978)	(4,540)
Redemptions (note 3)	(355,573)	(628,479)	(174,175)	(256,860)	(913,006)	(863,211)	(27,633)	(25,104)
Annuity benefits	-	-	-	-	(91)	(75)	-	-
Adjustments to maintain reserves	4	(159)	20	(14)	48,416	(139)	3	(12)

Net equity transactions	(404,298)	728,623	(275,412)	(64,556)	(9,601,513)	(1,953,295)	(685,608)	(29,554)

Net change in contract owners’ equity	46,182	2,100,780	50,000	507,231	(8,566,684)	235,633	(566,351)	145,355
Contract owners’ equity beginning of period	5,042,282	2,941,502	2,789,394	2,282,163	8,566,684	8,331,051	566,351	420,996

Contract owners’ equity end of period	$5,088,464	5,042,282	2,839,394	2,789,394	-	8,566,684	-	566,351

CHANGES IN UNITS:
Beginning units	364,592	301,750	159,653	166,204	331,029	430,557	66,345	70,887
Units purchased	153,757	218,388	8,143	21,731	21,549	16,958	1,808	153
Units redeemed	(190,349)	(155,546)	(23,478)	(28,282)	(352,578)	(116,486)	(68,153)	(4,695)

Ending units	328,000	364,592	144,318	159,653	-	331,029	-	66,345

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGP		FIGBS		FOP		FOPR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,280)	(23,858)	112,993	368,090	(246)	3,963	281	5,966
Realized gain (loss) on investments	4,345	(81,443)	124,588	(102,217)	6,063	(7,544)	(164,737)	(388,998)
Change in unrealized gain (loss) on investments	551,843	658,336	36,377	378,747	60,358	130,387	272,455	551,701
Reinvested capital gains	8,558	1,986	61,241	20,512	1,168	1,812	1,994	3,213

Net increase (decrease) in contract owners’ equity resulting from operations	534,466	555,021	335,199	665,132	67,343	128,618	109,993	171,882

Equity transactions:
Purchase payments received from contract owners (note 3)	23,929	10,023	268,779	211,029	-	15	-	7,456
Transfers between funds	(19,334)	(161,585)	752,147	346,178	(8,680)	(29,528)	95,809	(124,342)
Redemptions (note 3)	(200,102)	(248,947)	(1,298,770)	(821,678)	(48,091)	(36,701)	(123,990)	(153,222)
Annuity benefits	-	-	-	-	-	-	(52)	(46)
Adjustments to maintain reserves	18	-	(12)	(9)	(2)	(2)	(14)	1

Net equity transactions	(195,489)	(400,509)	(277,856)	(264,480)	(56,773)	(66,216)	(28,247)	(270,153)

Net change in contract owners’ equity	338,977	154,512	57,343	400,652	10,570	62,402	81,746	(98,271)
Contract owners’ equity beginning of period	2,501,411	2,346,899	5,415,049	5,014,397	638,883	576,481	1,046,326	1,144,597

Contract owners’ equity end of period	$2,840,388	2,501,411	5,472,392	5,415,049	649,453	638,883	1,128,072	1,046,326

CHANGES IN UNITS:
Beginning units	168,796	200,221	451,425	476,535	40,622	45,706	78,451	107,089
Units purchased	3,876	5,536	134,413	225,135	-	-	17,699	4,882
Units redeemed	(16,046)	(36,961)	(155,935)	(250,245)	(3,579)	(5,084)	(20,248)	(33,520)

Ending units	156,626	168,796	429,903	451,425	37,043	40,622	75,902	78,451

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		AMTG		AMGP		AMTP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,044)	(6,985)	(5,936)	(5,509)	(2,260)	(705)	(11,025)	15,326
Realized gain (loss) on investments	28,986	(124,761)	10,185	3,671	2,845	(1,659)	(312,512)	(548,836)
Change in unrealized gain (loss) on investments	263,315	584,623	105,811	81,406	36,197	51,188	504,767	922,586
Reinvested capital gains	-	-	-	-	-	-	-	150,490

Net increase (decrease) in contract owners’ equity resulting from operations	279,257	452,877	110,060	79,568	36,782	48,824	181,230	539,566

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,159	-	272	-	-	25,459	1,208
Transfers between funds	(65,060)	676,780	17,099	(66,980)	188,859	(15,540)	(27,737)	(38,266)
Redemptions (note 3)	(5,126)	(33,776)	(25,924)	(93,367)	(35,270)	(19,853)	(181,457)	(167,846)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	(7)	10	(30)	8	(5)	(6)	(10)

Net equity transactions	(70,195)	646,156	(8,815)	(160,105)	153,597	(35,398)	(183,741)	(204,914)

Net change in contract owners’ equity	209,062	1,099,033	101,245	(80,537)	190,379	13,426	(2,511)	334,652
Contract owners’ equity beginning of period	1,237,775	138,742	384,494	465,031	210,625	197,199	1,455,940	1,121,288

Contract owners’ equity end of period	$1,446,837	1,237,775	485,739	384,494	401,004	210,625	1,453,429	1,455,940

CHANGES IN UNITS:
Beginning units	105,999	18,430	26,180	40,678	19,328	23,128	76,213	90,280
Units purchased	2,683	102,416	1,057	287	15,234	78	1,997	5,949
Units redeemed	(9,259)	(14,847)	(1,684)	(14,785)	(3,189)	(3,878)	(11,466)	(20,016)

Ending units	99,423	105,999	25,553	26,180	31,373	19,328	66,744	76,213

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMSRS		OVMS		OVGR		OVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(609)	408	(583)	(11,187)	(6,375)	(5,919)	7,258	(23,028)
Realized gain (loss) on investments	(5,165)	(329)	(40,133)	(126,153)	42,928	(22,900)	(138,457)	(333,909)
Change in unrealized gain (loss) on investments	15,879	13,908	139,810	274,762	11	215,044	270,308	460,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,105	13,987	99,094	137,422	36,564	186,225	139,109	103,733

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	50,718	524	-	653	428	11,841
Transfers between funds	39,929	-	22,304	(30,445)	(582,036)	(77,446)	(101,212)	(270,981)
Redemptions (note 3)	(40,613)	-	(37,788)	(48,912)	(39,479)	(35,508)	(124,568)	(99,774)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	(3)	(3)	(27)	(4)	(16)	(14)	-

Net equity transactions	(687)	(3)	35,231	(78,860)	(621,519)	(112,317)	(225,366)	(358,914)

Net change in contract owners’ equity	9,418	13,984	134,325	58,562	(584,955)	73,908	(86,257)	(255,181)
Contract owners’ equity beginning of period	61,353	47,369	843,234	784,672	584,955	511,047	1,533,249	1,788,430

Contract owners’ equity end of period	$70,771	61,353	977,559	843,234	-	584,955	1,446,992	1,533,249

CHANGES IN UNITS:
Beginning units	5,626	5,626	59,185	66,159	41,808	52,021	148,144	186,666
Units purchased	3,088	-	7,448	7,639	31	2,458	3,929	8,221
Units redeemed	(3,354)	-	(4,974)	(14,613)	(41,839)	(12,671)	(24,741)	(46,743)

Ending units	5,360	5,626	61,659	59,185	-	41,808	127,332	148,144

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGI		OVAG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$102	9,220	(819)	14,878	(645)	545	(1,736)	(1,429)
Realized gain (loss) on investments	(73,643)	(163,975)	100,602	85,937	(331)	(8,853)	(13,968)	(25,600)
Change in unrealized gain (loss) on investments	260,769	527,402	159,205	464,665	22,830	37,358	48,621	54,007
Reinvested capital gains	-	26,390	-	39,912	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	187,228	399,037	258,988	605,392	21,854	29,050	32,917	26,978

Equity transactions:
Purchase payments received from contract owners (note 3)	12,434	22,275	-	-	-	-	-	373
Transfers between funds	(7,781)	40,179	(71,914)	(93,027)	50,805	(9,606)	61,037	9,949
Redemptions (note 3)	(115,935)	(94,009)	(164,331)	(200,764)	(7,937)	(1,813)	(6,016)	(23,249)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	48	(25)	77	(60)	1	(4)	16	(5)

Net equity transactions	(111,234)	(31,580)	(236,168)	(293,851)	42,869	(11,423)	55,037	(12,932)

Net change in contract owners’ equity	75,994	367,457	22,820	311,541	64,723	17,627	87,954	14,046
Contract owners’ equity beginning of period	1,514,385	1,146,928	2,046,780	1,735,239	140,140	122,513	106,731	92,685

Contract owners’ equity end of period	$1,590,379	1,514,385	2,069,600	2,046,780	204,863	140,140	194,685	106,731

CHANGES IN UNITS:
Beginning units	81,617	85,099	67,877	79,266	17,532	19,377	25,337	28,754
Units purchased	9,482	15,672	-	-	5,837	1,242	21,375	7,477
Units redeemed	(16,106)	(19,154)	(7,823)	(11,389)	(971)	(3,087)	(9,921)	(10,894)

Ending units	74,993	81,617	60,054	67,877	22,398	17,532	36,791	25,337

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBFR		VWBF		VWEMR		VWEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,773	7,718	2,952	4,143	(2,534)	(2,699)	(1,113)	(1,338)
Realized gain (loss) on investments	(527)	(13,317)	(207)	(5,402)	(23,895)	(140,603)	(12,744)	(5,655)
Change in unrealized gain (loss) on investments	4,005	12,714	4,039	6,523	93,127	271,035	43,240	74,291
Reinvested capital gains	-	-	-	-	-	13,874	-	6,535

Net increase (decrease) in contract owners’ equity resulting from operations	10,251	7,115	6,784	5,264	66,698	141,607	29,383	73,833

Equity transactions:
Purchase payments received from contract owners (note 3)	-	170	-	-	13,164	10	-	-
Transfers between funds	602	38,537	-	(4,899)	(31,619)	36,326	(15,051)	-
Redemptions (note 3)	(38,313)	(95,984)	(13,642)	(39,272)	(17,309)	(22,687)	(7,251)	(1,848)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	3	3	(34)	24	(57)	(1)	(22)

Net equity transactions	(37,714)	(57,274)	(13,639)	(44,205)	(35,740)	13,592	(22,303)	(1,870)

Net change in contract owners’ equity	(27,463)	(50,159)	(6,855)	(38,941)	30,958	155,199	7,080	71,963
Contract owners’ equity beginning of period	268,821	318,980	140,317	179,258	295,900	140,701	140,005	68,042

Contract owners’ equity end of period	$241,358	268,821	133,462	140,317	326,858	295,900	147,085	140,005

CHANGES IN UNITS:
Beginning units	20,774	25,747	8,293	11,064	13,264	13,263	7,039	7,186
Units purchased	4,233	4,678	-	-	2,773	4,936	-	-
Units redeemed	(7,185)	(9,651)	(757)	(2,771)	(4,319)	(4,935)	(1,123)	(147)

Ending units	17,822	20,774	7,536	8,293	11,718	13,264	5,916	7,039

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHAR		VWHA		SVDF		SVOF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,795)	(10,871)	(4,985)	(5,442)	(5,999)	(4,516)	(14,076)	(24,034)
Realized gain (loss) on investments	(45,095)	(163,170)	13,471	55,806	14,816	(3,029)	(18,050)	(115,513)
Change in unrealized gain (loss) on investments	295,861	540,928	110,503	143,845	114,140	110,445	440,609	754,883
Reinvested capital gains	-	3,362	-	2,241	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	239,971	370,249	118,989	196,450	122,957	102,900	408,483	615,336

Equity transactions:
Purchase payments received from contract owners (note 3)	41,538	104,412	-	-	-	-	34,327	1,652
Transfers between funds	(30,536)	343,305	-	-	43,994	5,143	71,843	(52,475)
Redemptions (note 3)	(150,247)	(272,549)	(19,856)	(112,345)	(34,703)	(12,688)	(151,118)	(118,177)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	38	(986)	32	(50)	1	(43)	12	(11)

Net equity transactions	(139,207)	174,182	(19,824)	(112,395)	9,292	(7,588)	(44,936)	(169,011)

Net change in contract owners’ equity	100,764	544,431	99,165	84,055	132,249	95,312	363,547	446,325
Contract owners’ equity beginning of period	1,133,538	589,107	446,449	362,394	375,811	280,499	1,946,080	1,499,755

Contract owners’ equity end of period	$1,234,302	1,133,538	545,614	446,449	508,060	375,811	2,309,627	1,946,080

CHANGES IN UNITS:
Beginning units	41,969	33,880	15,973	20,128	19,988	20,628	77,817	87,313
Units purchased	15,529	23,566	-	-	2,086	833	4,028	821
Units redeemed	(21,623)	(15,477)	(647)	(4,155)	(1,845)	(1,473)	(6,122)	(10,317)

Ending units	35,875	41,969	15,326	15,973	20,229	19,988	75,723	77,817

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WIEP		WVCP		SGRF		JPMCVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	-	33,123	-	699	-	(566)	$-	2,498
Realized gain (loss) on investments	-	44,247	-	(6,034)	-	(36,754)	-	(78,647)
Change in unrealized gain (loss) on investments	-	(19,060)	-	20,303	-	61,548	-	71,919
Reinvested capital gains	-	-	-	-	-	-	-	273

Net increase (decrease) in contract owners’ equity resulting from operations	-	58,310	-	14,968	-	24,228	-	(3,957)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(185)	-	-	-	-	-	-
Transfers between funds	-	(443,611)	-	(66,727)	-	(100,947)	-	(122,205)
Redemptions (note 3)	-	(33,604)	-	(1,348)	-	(2,811)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(10)	-	(3)	-	(6)	-	3

Net equity transactions	-	(477,410)	-	(68,078)	-	(103,764)	-	(122,202)

Net change in contract owners’ equity	-	(419,100)	-	(53,110)	-	(79,536)	-	(126,159)
Contract owners’ equity beginning of period	-	419,100	-	53,110	-	79,536	-	126,159

Contract owners’ equity end of period	-	-	-	-	-	-	$-	-

CHANGES IN UNITS:
Beginning units	-	44,816	-	7,071	-	22,032	-	13,467
Units purchased	-	-	-	-	-	50,774	-	-
Units redeemed	-	(44,816)	-	(7,071)	-	(72,806)	-	(13,467)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)*

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund -Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio - I Class Shares (AMTG)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio - I Class Shares (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

*At December 31, 2010 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in -first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $564,140 and $464,856, respectively, and total transfers from the Account to the fixed account were $516,548 and $458,950, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed accountare included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $183,866 and $328,263 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$96,030,038	0	$96,030,038

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	$110,146	$113,760
U.S. Equity Flex I Portfolio (WSCP)	59,902	74,931
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	19,382	30,417
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	73,029	87,329
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	44,992	54,838
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	3,016	3,601
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	134,388	105,741
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	6,213	18,069
Emerging Markets Debt Portfolio - Class I (MSEM)	6,412	6,243
U.S. Real Estate Portfolio - Class I (MSVRE)	598,959	283,930
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	6,520	6,297
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	139,546	141,606
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	398,382	221,248
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	329,142	215,237
Gartmore NVIT International Equity Fund - Class III (GIG3)	83,219	44,916
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	80	73
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	21,568	23,795
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	994	1,209
NVIT Core Bond Fund - Class I (NVCBD1)	382,306	399,960
NVIT Fund - Class I (TRF)	80,767	79,479
NVIT Global Financial Services Fund - Class III (GVGFS)	61,625	62,237
NVIT Government Bond Fund - Class I (GBF)	1,028,156	1,092,063
NVIT Growth Fund - Class I (CAF)	47,405	61,738
NVIT Health Sciences Fund - Class III (GVGHS)	186,055	173,290
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	52,452	35,034
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	63,241	60,992
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	297,212	228,706
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	277,265	204,261
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	87,289	100,535
NVIT Leaders Fund - Class III (GVUSL)	75,346	61,680
NVIT Mid Cap Index Fund - Class I (MCIF)	603,745	459,833
NVIT Money Market Fund - Class I (SAM)	6,965,715	6,965,715
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	14,657	15,722
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	152,919	80,121
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	75,629	73,691
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	68,101	62,474
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,209	44,827
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	21,134	26,142

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	31,873	45,488
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	385,927	273,448
NVIT Multi-Manager Small Company Fund - Class I (SCF)	681,037	450,944
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,943,808	3,155,208
NVIT Technology & Communications Fund - Class III (GGTC3)	24,542	31,065
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	82,625	80,075
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	293,703	296,896
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	122,779	94,190
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	51,921	52,426
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)	682,307	607,899
VP Balanced Fund - Class I (ACVB)	193,777	156,126
VP Capital Appreciation Fund - Class I (ACVCA)	153,825	122,918
VP Income & Growth Fund - Class I (ACVIG)	297,130	226,089
VP Inflation Protection Fund - Class II (ACVIP2)	819,671	851,375
VP International Fund - Class I (ACVI)	95,468	118,225
VP International Fund - Class III (ACVI3)	165,722	116,562
VP Ultra(R) Fund - Class I (ACVU1)	17,013	13,237
VP Value Fund - Class I (ACVV)	2,791,120	2,265,008
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	115,431	78,688
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,345,942	1,295,448
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	71,360	81,653
Appreciation Portfolio - Initial Shares (DCAP)	162,834	159,644
Growth and Income Portfolio - Initial Shares (DGI)	146,143	142,426
Quality Bond Fund II - Primary Shares (FQB)	43,173	45,559
Equity-Income Portfolio - Initial Class (FEIP)	1,459,459	1,044,386
High Income Portfolio - Initial Class (FHIP)	2,093,893	2,695,079
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	425,361	456,434
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	12,043,600	9,998,698
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	539,850	710,513
VIP Fund - Growth Portfolio - Initial Class (FGP)	283,055	287,400
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	1,602,536	1,727,124
VIP Fund - Overseas Portfolio - Initial Class (FOP)	59,523	65,586
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	406,008	241,271
VIP Fund - Value Strategies Portfolio -Service Class (FVSS)	97,146	126,132
Growth Portfolio - I Class Shares (AMTG)	22,634	32,819
Guardian Portfolio - I Class Shares (AMGP)	36,149	38,994
Partners Portfolio - I Class Shares (AMTP)	550,633	238,121
Socially Responsive Portfolio - I Class Shares (AMSRS)	46,390	41,225
Balanced Fund/VA - Non-Service Shares (OVMS)	125,056	84,923
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	585,952	628,880
Core Bond Fund/VA - Non-Service Shares (OVB)	419,844	281,387
Global Securities Fund/VA - Class 3 (OVGS3)	377,393	303,750
Global Securities Fund/VA - Non-Service Shares (OVGS)	164,168	264,770
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	8,580	8,249
MidCap Fund/VA - Non-Service Shares (OVAG)	59,234	45,266
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	97,506	96,979
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	15,891	15,684
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	113,279	89,384
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	37,003	24,259
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	627,244	582,149
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	12,966	26,437
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	31,582	46,398
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	205,732	187,682

Total	$46,877,916	$42,872,316

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2010	1.45%	43,947	$11.172014	$490,977	0.10%	10.61%
2009	1.45%	48,993	10.100787	494,868	0.00%	1.01%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	1.45%	49,751	12.323427	613,103	0.15%	12.80%
2009	1.45%	54,383	10.924974	594,133	1.15%	22.86%
2008	1.45%	70,987	8.892371	631,243	0.08%	-35.55%
2007	1.45%	79,114	13.796994	1,091,535	0.00%	-2.28%
2006	1.45%	96,489	14.118860	1,362,315	0.00%	3.25%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	1.45%	20,589	14.231083	293,003	1.24%	21.67%
2009	1.45%	13,468	11.696896	157,522	0.00%	24.86%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	1.45%	39,652	9.194406	364,577	0.23%	4.94%
2009	1.45%	33,768	8.761897	295,872	0.02%	43.90%
2008	1.45%	29,450	6.088939	179,319	0.01%	-45.12%
2007	1.45%	26,221	11.094806	290,917	0.17%	34.64%
2006	1.45%	24,203	8.240113	199,435	0.11%	7.54%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	1.45%	8,043	15.018055	120,790	0.00%	22.71%
2009	1.45%	4,860	12.238335	59,466	0.00%	54.82%
2008	1.45%	2,151	7.905032	17,004	0.03%	-44.71%
2007	1.45%	5,722	14.297680	81,811	0.42%	19.98%
2006	1.45%	3,194	11.916745	38,062	0.00%	6.38%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	1.45%	887	5.063929	4,497	0.00%	22.59%
2009	1.45%	1,794	4.130634	7,414	0.00%	54.62%
2008	1.45%	3,288	2.671442	8,784	0.09%	-44.79%
2007	1.45%	4,946	4.838333	23,930	0.31%	19.92%
2006	1.45%	6,069	4.034488	24,485	0.00%	6.27%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	1.45%	12,989	29.162799	378,767	0.56%	23.22%
2009	1.45%	13,385	23.667446	316,765	0.38%	76.48%
2008	1.45%	16,314	13.411091	218,789	2.97%	-52.90%
2007	1.45%	33,972	28.476500	967,404	0.42%	26.21%
2006	1.45%	31,985	22.563352	721,689	2.85%	44.58%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	1.45%	721	16.359247	11,795	0.58%	23.21%
2009	1.45%	1,808	13.277923	24,006	0.42%	76.48%
2008	1.45%	1,808	7.523916	13,603	2.59%	-52.92%
2007	1.45%	3,247	15.982281	51,894	0.47%	26.15%
2006	1.45%	7,930	12.668948	100,465	1.49%	44.51%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	1.45%	1,747	22.800296	39,855	4.30%	8.15%
2009	1.45%	1,989	21.081294	41,931	7.73%	28.32%
2008	1.45%	2,800	16.428423	46,000	7.54%	-16.21%
2007	1.45%	3,929	19.606620	77,034	7.10%	4.98%
2006	1.45%	4,648	18.676669	86,809	7.60%	9.21%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.45%	44,615	41.863604	1,867,744	2.14%	28.08%
2009	1.45%	50,304	32.685613	1,644,217	3.26%	26.49%
2008	1.45%	62,410	25.840126	1,612,682	3.38%	-38.80%
2007	1.45%	75,537	42.221432	3,189,280	1.17%	-18.28%
2006	1.45%	101,442	51.666261	5,241,129	1.11%	36.05%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2010	1.45%	1,420	12.009252	17,053	4.96%	6.19%
2009	1.45%	337	11.308893	3,811	3.29%	13.09%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	1.45%	134,493	13.913344	1,871,248	0.15%	11.82%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	1.45%	27,896	$28.136524	$784,896	0.07%	14.53%
2009	1.45%	33,415	24.566755	820,873	1.17%	61.11%
2008	1.45%	57,308	15.247993	873,832	1.54%	-58.44%
2007	1.45%	33,293	36.691806	1,221,580	0.71%	43.43%
2006	1.45%	28,211	25.581976	721,693	0.80%	34.67%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	1.45%	13,237	16.017049	212,018	3.91%	6.41%
2008	1.45%	15,900	15.051861	239,325	2.98%	-33.87%
2007	1.45%	20,692	22.762571	471,003	2.36%	18.64%
2006	1.45%	23,063	19.186665	442,502	2.47%	35.60%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	1.45%	52,907	18.633579	985,847	1.05%	11.63%
2009	1.45%	53,498	16.692442	893,013	1.00%	27.79%
2008	1.45%	117,837	13.062257	1,539,217	1.33%	-46.82%
2007	1.45%	123,125	24.563902	3,024,430	0.11%	25.30%
2006	1.45%	17,241	19.604737	338,005	1.27%	31.03%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	1.45%	480	14.788340	7,083	1.25%	9.75%
2009	1.45%	239	13.474739	3,220	0.67%	23.19%
2008	1.45%	2,123	10.938534	23,223	0.64%	-45.14%
2007	1.45%	3,742	19.937442	74,606	0.86%	18.19%
2006	1.45%	1,974	16.868480	33,298	0.77%	23.99%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	1.45%	1,001	15.176199	15,191	0.12%	13.93%
2009	1.45%	2,194	13.320430	29,225	0.15%	33.20%	5/1/2009
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	1.45%	80	15.087366	1,207	0.63%	21.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2010	1.45%	110,873	11.028405	1,222,752	3.70%	5.50%
2009	1.45%	32,112	10.453033	335,668	2.34%	4.53%	5/1/2009
NVIT Fund - Class I (TRF)
2010	1.45%	61,532	17.091687	1,051,686	1.03%	11.81%
2009	1.45%	61,926	15.286945	946,660	1.35%	24.27%
2008	1.45%	70,299	12.301572	864,788	1.36%	-42.40%
2007	1.45%	92,540	21.358476	1,976,513	1.05%	6.60%
2006	1.45%	110,923	20.035277	2,222,373	1.05%	11.98%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	1.45%	3,300	12.455640	41,104	0.97%	30.02%
2008	1.45%	6,886	9.579923	65,967	2.14%	-47.00%
2007	1.45%	3,078	18.073774	55,631	1.80%	-2.56%
2006	1.45%	13,259	18.549248	245,944	1.23%	18.60%
NVIT Government Bond Fund - Class I (GBF)
2010	1.45%	179,265	18.043409	3,234,570	2.89%	3.26%
2009	1.45%	211,199	17.473327	3,690,349	3.23%	1.20%
2008	1.45%	215,784	17.266214	3,725,773	3.93%	6.16%
2007	1.45%	292,196	16.264677	4,752,474	4.55%	5.60%
2006	1.45%	418,204	15.402677	6,441,461	4.28%	1.85%
NVIT Growth Fund - Class I (CAF)
2010	1.45%	36,619	12.594457	461,196	0.64%	17.52%
2009	1.45%	35,903	10.716896	384,758	0.55%	31.54%
2008	1.45%	39,562	8.147464	322,330	0.27%	-39.60%
2007	1.45%	52,667	13.488463	710,397	0.17%	17.80%
2006	1.45%	68,796	11.450111	787,722	0.04%	4.63%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class III (GVGHS)
2009	1.45%	13,075	$12.364248	$161,663	0.29%	17.39%
2008	1.45%	12,954	10.533037	136,445	0.29%	-26.32%
2007	1.45%	15,036	14.295226	214,943	0.07%	11.58%
2006	1.45%	13,792	12.811982	176,703	0.00%	1.22%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	1.45%	11,283	13.533627	152,700	1.75%	12.97%
2009	1.45%	13,891	11.980071	166,415	0.98%	25.36%
2008	1.45%	21,706	9.556444	207,432	2.45%	-37.76%
2007	1.45%	10,660	15.354325	163,677	1.99%	4.41%
2006	1.45%	10,205	14.705289	150,067	2.01%	15.18%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	1.45%	26,479	12.498208	330,940	2.21%	4.36%
2009	1.45%	27,735	11.976342	332,163	2.89%	7.50%
2008	1.45%	36,710	11.140488	408,967	3.40%	-7.39%
2007	1.45%	40,024	12.028901	481,445	2.78%	3.85%
2006	1.45%	32,297	11.583512	374,113	3.30%	4.63%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	1.45%	58,681	13.269596	778,674	2.00%	9.31%
2009	1.45%	71,937	12.139841	873,303	1.86%	17.41%
2008	1.45%	73,692	10.339873	761,966	2.73%	-24.31%
2007	1.45%	102,119	13.660867	1,395,034	2.65%	4.12%
2006	1.45%	84,904	13.120417	1,113,976	2.37%	9.74%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	1.45%	25,294	13.569976	343,239	1.99%	11.20%
2009	1.45%	38,936	12.203317	475,148	1.31%	22.59%
2008	1.45%	64,309	9.954672	640,175	2.55%	-32.39%
2007	1.45%	55,166	14.723058	812,212	2.19%	4.60%
2006	1.45%	48,820	14.075186	687,151	2.17%	12.88%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	1.45%	42,830	13.060279	559,372	2.24%	6.94%
2009	1.45%	24,873	12.212310	303,757	2.02%	12.90%
2008	1.45%	41,577	10.816900	449,734	3.17%	-16.28%
2007	1.45%	45,273	12.919773	584,917	3.47%	4.32%
2006	1.45%	46,542	12.385198	576,432	2.68%	6.85%
NVIT Leaders Fund - Class III (GVUSL)
2009	1.45%	5,366	10.788284	57,901	0.25%	31.95%
2008	1.45%	83,314	8.176016	681,177	1.31%	-50.67%
2007	1.45%	25,240	16.573218	418,308	0.33%	9.93%
2006	1.45%	170,879	15.075943	2,576,162	0.11%	14.44%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	1.45%	155,826	17.032953	2,654,177	1.26%	24.37%
2009	1.45%	170,884	13.695024	2,340,247	0.96%	34.77%
2008	1.45%	264,111	10.161581	2,683,785	1.21%	-37.39%
2007	1.45%	367,570	16.228967	5,965,281	1.32%	5.99%
2006	1.45%	292,850	15.311560	4,483,990	1.24%	8.30%
NVIT Money Market Fund - Class I (SAM)
2010	1.45%	304,018	12.662688	3,849,698	0.00%	-1.45%
2009	1.45%	387,220	12.848981	4,975,383	0.05%	-1.41%
2008	1.45%	532,562	13.032564	6,940,648	2.04%	0.57%
2007	1.45%	940,769	12.958196	12,190,669	4.27%	3.26%
2006	1.45%	529,849	12.548494	6,648,807	5.86%	3.02%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	1.45%	2,233	15.108649	33,738	0.66%	12.38%
2009	1.45%	3,318	13.443747	44,606	0.00%	34.44%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	1.45%	19,198	$15.657454	$300,592	2.05%	4.57%
2009	1.45%	24,260	14.972479	363,248	2.03%	27.96%
2008	1.45%	27,450	11.701327	321,201	1.85%	-47.11%
2007	1.45%	57,900	22.125147	1,281,046	2.84%	1.43%
2006	1.45%	199,103	21.813054	4,343,044	2.33%	20.97%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	1.45%	17,536	14.305329	250,859	0.07%	13.84%
2009	1.45%	2,065	12.566558	25,950	0.22%	25.67%	5/1/2009
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	1.45%	20,420	10.413311	212,640	0.50%	4.13%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	1.45%	10,742	15.362751	165,027	0.00%	24.98%
2009	1.45%	9,102	12.292022	111,882	0.00%	22.92%	4/24/2009
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	1.45%	7,332	15.165362	111,192	1.50%	17.90%
2009	1.45%	2,244	12.863027	28,865	0.32%	28.63%	5/1/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	1.45%	116,392	6.600666	768,265	0.00%	23.63%
2009	1.45%	110,403	5.339029	589,445	0.00%	25.61%
2008	1.45%	3,775	4.250388	16,045	0.00%	-47.20%
2007	1.45%	9,930	8.049711	79,934	0.00%	8.15%
2006	1.45%	25,971	7.443078	193,304	0.00%	1.71%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	1.45%	107,164	21.323760	2,285,139	0.60%	24.77%
2009	1.45%	113,153	17.090407	1,933,831	0.55%	24.38%
2008	1.45%	74,025	13.739933	1,017,099	1.09%	-33.14%
2007	1.45%	96,828	20.549607	1,989,777	1.03%	-8.25%
2006	1.45%	149,493	22.397866	3,348,324	0.43%	15.60%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	1.45%	83,294	31.964655	2,662,432	0.28%	23.50%
2009	1.45%	94,654	25.881482	2,449,786	0.26%	32.75%
2008	1.45%	91,986	19.496584	1,793,413	0.80%	-39.09%
2007	1.45%	115,928	32.007206	3,710,531	0.08%	0.64%
2006	1.45%	149,854	31.802683	4,765,759	0.09%	10.42%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	1.45%	101,187	15.274505	1,545,581	7.10%	8.98%
2009	1.45%	109,002	14.015318	1,527,712	9.44%	22.58%
2008	1.45%	93,687	11.433893	1,071,207	4.94%	-18.49%
2007	1.45%	113,783	14.027738	1,596,118	3.57%	3.10%
2006	1.45%	131,419	13.605994	1,788,086	4.50%	3.32%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	1.45%	2,849	10.827895	30,849	0.00%	50.23%
2008	1.45%	789	7.207307	5,687	0.00%	-49.33%
2007	1.45%	1,540	14.225227	21,907	0.00%	18.43%
2006	1.45%	3,309	12.011106	39,745	0.00%	9.48%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	1.45%	5,972	12.765461	76,235	0.00%	23.97%
2008	1.45%	3,498	10.297530	36,021	0.00%	-42.11%
2007	1.45%	2,472	17.788467	43,973	0.00%	20.65%
2006	1.45%	4,989	14.744172	73,559	0.20%	-1.73%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	1.45%	642,030	13.867515	8,903,346	0.06%	7.22%
2009	1.45%	2,035	12.933335	26,319	0.09%	29.33%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2010	1.45%	34,477	$11.227301	$387,084	1.22%	13.77%
2009	1.45%	42,466	9.868178	419,053	0.92%	26.41%
2008	1.45%	44,903	7.806567	350,538	1.60%	-38.13%
2007	1.45%	70,608	12.617905	890,925	1.57%	-4.03%
2006	1.45%	77,187	13.147317	1,014,802	1.56%	13.89%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	1.45%	5,409	18.834941	101,878	2.41%	28.30%
2009	1.45%	747	14.680810	10,966	0.33%	46.81%	5/1/2009
Advisers Management Trust -Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	1.45%	109,906	13.595598	1,494,237	5.07%	3.76%
2009	1.45%	136,286	13.103121	1,785,759	7.61%	11.68%
2008	1.45%	133,133	11.732329	1,561,960	3.01%	-14.68%
2007	1.45%	339,053	13.751675	4,662,547	2.82%	3.24%
2006	1.45%	343,659	13.319560	4,577,387	2.49%	2.70%
VP Balanced Fund - Class I (ACVB)
2010	1.45%	56,577	18.053987	1,021,422	1.89%	10.02%
2009	1.45%	54,977	16.410027	902,174	5.18%	13.81%
2008	1.45%	65,105	14.419046	938,752	2.63%	-21.49%
2007	1.45%	78,435	18.365409	1,440,491	2.23%	3.41%
2006	1.45%	99,945	17.760504	1,775,074	2.02%	8.03%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.45%	30,079	19.251495	579,066	0.00%	29.39%
2009	1.45%	31,535	14.878655	469,199	0.83%	35.09%
2008	1.45%	35,355	11.014222	389,408	0.00%	-46.97%
2007	1.45%	35,078	20.768284	728,510	0.00%	43.68%
2006	1.45%	33,133	14.454514	478,921	0.00%	15.52%
VP Income & Growth Fund -Class I (ACVIG)
2010	1.45%	46,761	11.163317	522,008	1.47%	12.49%
2009	1.45%	66,819	9.923589	663,085	4.73%	16.38%
2008	1.45%	66,605	8.526574	567,912	1.99%	-35.54%
2007	1.45%	70,296	13.227012	929,806	2.09%	-1.52%
2006	1.45%	92,692	13.431749	1,245,016	2.61%	15.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	1.45%	73,682	12.579318	926,869	1.75%	3.60%
2009	1.45%	132,396	12.142758	1,607,653	2.45%	8.62%
2008	1.45%	145,929	11.179458	1,631,407	4.90%	-3.02%
2007	1.45%	165,645	11.527071	1,909,402	4.47%	7.90%
2006	1.45%	181,152	10.683311	1,935,303	3.13%	0.12%
VP International Fund - Class I (ACVI)
2010	1.45%	31,331	19.694080	617,035	2.41%	11.65%
2009	1.45%	37,251	17.638868	657,066	2.09%	31.83%
2008	1.45%	48,762	13.380486	652,459	0.83%	-45.62%
2007	1.45%	57,669	24.607790	1,419,107	0.76%	16.34%
2006	1.45%	76,162	21.152329	1,611,004	1.68%	23.22%
VP International Fund - Class III (ACVI3)
2010	1.45%	21,647	14.301160	309,578	2.60%	11.65%
2009	1.45%	23,795	12.808738	304,784	2.19%	31.83%
2008	1.45%	30,768	9.716436	298,955	0.84%	-45.63%
2007	1.45%	30,099	17.869317	537,849	0.78%	16.34%
2006	1.45%	42,134	15.360086	647,182	1.78%	23.22%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.45%	20,264	10.695507	216,733	0.28%	14.40%
2009	1.45%	5,763	9.348997	53,878	0.29%	32.53%
2008	1.45%	4,889	7.054250	34,488	0.00%	-42.33%
2007	1.45%	8,347	12.232300	102,103	0.00%	19.25%
2006	1.45%	185	10.257482	1,898	0.00%	-4.67%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2009	1.45%	103,282	$19.583856	$2,022,660	5.71%	18.13%
2008	1.45%	113,098	16.578863	1,875,036	2.77%	-27.84%
2007	1.45%	182,233	22.975045	4,186,811	2.08%	-6.52%
2006	1.45%	348,798	24.577872	8,572,713	1.19%	16.94%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	1.45%	44,704	15.043438	672,487	0.56%	24.00%
2009	1.45%	46,216	12.131407	560,653	3.36%	23.21%
2008	1.45%	97,754	9.845842	962,470	0.63%	-31.92%
2007	1.45%	62,052	14.461573	897,370	0.39%	-2.10%
2006	1.45%	66,526	14.772279	982,741	0.23%	12.76%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	1.45%	329,697	19.894837	6,559,268	1.83%	13.17%
2009	1.45%	356,144	17.578947	6,260,654	2.09%	24.50%
2008	1.45%	392,968	14.119369	5,548,460	1.98%	-38.05%
2007	1.45%	532,637	22.793282	12,140,545	1.68%	3.72%
2006	1.45%	556,906	21.975597	12,238,342	1.61%	13.83%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	1.45%	14,102	16.161247	227,906	1.03%	13.15%
2009	1.45%	19,258	14.282755	275,058	0.98%	31.82%
2008	1.45%	20,684	10.835344	224,118	0.75%	-35.38%
2007	1.45%	25,661	16.767038	430,259	0.58%	6.21%
2006	1.45%	35,661	15.786056	562,947	0.10%	7.62%
Appreciation Portfolio - Initial Shares (DCAP)
2010	1.45%	67,291	15.143266	1,019,020	2.18%	13.65%
2009	1.45%	74,180	13.324888	988,427	2.55%	20.78%
2008	1.45%	104,645	11.032185	1,154,463	1.83%	-30.57%
2007	1.45%	62,065	15.890558	986,247	1.61%	5.57%
2006	1.45%	75,874	15.052035	1,142,058	1.71%	14.79%
Growth and Income Portfolio - Initial Shares (DGI)
2010	1.45%	24,097	13.289243	320,244	1.13%	16.89%
2009	1.45%	34,268	11.369159	389,609	1.35%	26.92%
2008	1.45%	35,328	8.957828	316,462	0.63%	-41.28%
2007	1.45%	43,397	15.254357	661,993	0.75%	6.86%
2006	1.45%	56,052	14.274447	800,111	0.78%	12.86%
Quality Bond Fund II - Primary Shares (FQB)
2010	1.45%	55,514	13.876976	770,380	4.78%	6.93%
2009	1.45%	53,306	12.977456	691,776	6.08%	18.69%
2008	1.45%	43,724	10.933978	478,077	4.31%	-8.63%
2007	1.45%	51,912	11.967003	621,231	4.52%	3.85%
2006	1.45%	50,736	11.523629	584,663	3.65%	2.65%
Equity-Income Portfolio - Initial Class (FEIP)
2010	1.45%	358,202	18.767530	6,722,566	1.79%	13.48%
2009	1.45%	405,082	16.538038	6,699,245	2.24%	28.32%
2008	1.45%	524,592	12.888096	6,760,992	2.18%	-43.49%
2007	1.45%	656,093	22.805849	14,962,758	1.86%	0.05%
2006	1.45%	688,451	22.794382	15,692,815	3.27%	18.46%
High Income Portfolio - Initial Class (FHIP)
2010	1.45%	328,000	15.513562	5,088,464	8.43%	12.17%
2009	1.45%	364,592	13.829931	5,042,282	8.92%	41.87%
2008	1.45%	301,750	9.748141	2,941,502	5.92%	-26.07%
2007	1.45%	326,965	13.186247	4,311,441	4.91%	1.29%
2006	1.45%	829,172	13.018599	10,794,658	7.44%	9.63%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	1.45%	144,318	$19.674570	$2,839,394	1.71%	12.61%
2009	1.45%	159,653	17.471601	2,789,394	2.54%	27.24%
2008	1.45%	166,204	13.731095	2,282,163	2.52%	-29.75%
2007	1.45%	184,558	19.546942	3,607,545	6.03%	13.82%
2006	1.45%	223,190	17.173470	3,832,947	2.64%	5.77%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.45%	331,029	25.875618	8,565,579	1.35%	33.74%
2008	1.45%	430,557	19.347405	8,330,161	0.88%	-43.35%
2007	1.45%	580,134	34.152109	19,812,800	0.90%	15.88%
2006	1.45%	684,496	29.472372	20,173,721	1.32%	10.10%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.45%	66,345	8.536454	566,351	0.49%	43.74%
2008	1.45%	70,887	5.938967	420,996	0.41%	-55.67%
2007	1.45%	74,433	13.397728	997,233	0.00%	21.39%
2006	1.45%	103,990	11.037184	1,147,757	0.83%	3.93%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	1.45%	156,626	18.134841	2,840,388	0.28%	22.37%
2009	1.45%	168,796	14.819142	2,501,411	0.43%	26.43%
2008	1.45%	200,221	11.721544	2,346,899	0.77%	-47.94%
2007	1.45%	247,973	22.513491	5,582,738	0.84%	25.11%
2006	1.45%	293,427	17.994310	5,280,016	0.43%	5.30%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	1.45%	429,903	12.729366	5,472,392	3.45%	6.12%
2009	1.45%	451,425	11.995456	5,415,049	8.54%	14.00%
2008	1.45%	476,535	10.522621	5,014,397	2.00%	-4.75%
2007	1.45%	169,459	11.046997	1,872,013	1.57%	2.69%
2006	1.45%	35,980	10.757370	387,050	3.58%	2.79%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	1.45%	37,043	17.532395	649,453	1.43%	11.48%
2009	1.45%	40,622	15.727499	638,883	2.17%	24.69%
2008	1.45%	45,706	12.612804	576,481	2.39%	-44.62%
2007	1.45%	54,969	22.775633	1,251,954	3.34%	15.60%
2006	1.45%	66,548	19.701712	1,311,110	0.87%	16.37%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	1.45%	75,902	14.853254	1,127,392	1.49%	11.44%
2009	1.45%	78,451	13.328919	1,045,667	2.80%	24.77%
2008	1.45%	107,089	10.682967	1,144,028	1.98%	-44.63%
2007	1.45%	140,299	19.294131	2,706,947	3.37%	15.65%
2006	1.45%	137,063	16.683836	2,286,737	0.88%	16.31%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	1.45%	99,423	14.552334	1,446,837	0.45%	24.62%
2009	1.45%	105,999	11.677127	1,237,775	0.54%	55.11%
2008	1.45%	18,430	7.528076	138,742	0.32%	-51.89%
2007	1.45%	59,681	15.646148	933,778	0.90%	4.06%
2006	1.45%	29,317	15.035657	440,800	0.48%	14.52%
Growth Portfolio - I Class Shares (AMTG)
2010	1.45%	25,553	19.009113	485,739	0.00%	29.43%
2009	1.45%	26,180	14.686541	384,494	0.00%	28.47%
2008	1.45%	40,678	11.432003	465,031	0.00%	-44.50%
2007	1.45%	52,064	20.597538	1,072,390	0.00%	20.91%
2006	1.45%	56,180	17.035779	957,070	0.00%	12.42%
Guardian Portfolio - I Class Shares (AMGP)
2010	1.45%	31,373	12.781427	401,004	0.36%	17.29%
2009	1.45%	19,328	10.897400	210,625	1.11%	27.81%
2008	1.45%	23,128	8.526399	197,199	0.56%	-38.16%
2007	1.45%	27,207	13.787250	375,110	0.23%	5.82%
2006	1.45%	39,366	13.028676	512,887	0.63%	11.74%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2010	1.45%	66,744	$21.776172	$1,453,429	0.68%	13.99%
2009	1.45%	76,213	19.103559	1,455,940	2.69%	53.81%
2008	1.45%	90,280	12.420117	1,121,288	0.47%	-53.09%
2007	1.45%	117,948	26.473952	3,122,550	0.62%	7.74%
2006	1.45%	136,432	24.571680	3,352,363	1.08%	10.62%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	1.45%	5,360	13.203521	70,771	0.03%	21.08%
2009	1.45%	5,626	10.905237	61,353	2.25%	29.52%
2008	1.45%	5,626	8.419686	47,369	2.14%	-40.32%
2007	1.45%	7,237	14.108638	102,104	0.09%	6.04%
2006	1.45%	7,675	13.304427	102,111	0.18%	12.06%
Balanced Fund/VA - Non- Service Shares (OVMS)
2010	1.45%	61,659	15.854277	977,559	1.41%	11.28%
2009	1.45%	59,185	14.247437	843,234	0.00%	20.13%
2008	1.45%	66,159	11.860391	784,672	3.01%	-44.29%
2007	1.45%	89,082	21.290607	1,896,610	2.77%	2.27%
2006	1.45%	108,288	20.817230	2,254,256	2.09%	9.54%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.45%	41,808	13.991452	584,955	0.33%	42.42%
2008	1.45%	52,021	9.823861	511,047	0.16%	-46.31%
2007	1.45%	69,072	18.297446	1,263,841	0.25%	12.49%
2006	1.45%	91,433	16.266524	1,487,297	0.45%	6.39%
Core Bond Fund/VA - Non- Service Shares (OVB)
2010	1.45%	127,332	11.363928	1,446,992	1.95%	9.80%
2009	1.45%	148,144	10.349653	1,533,249	0.00%	8.02%
2008	1.45%	186,666	9.580908	1,788,430	4.60%	-39.93%
2007	1.45%	208,583	15.950661	3,327,037	5.32%	2.87%
2006	1.45%	213,369	15.505684	3,308,432	5.54%	3.76%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	1.45%	74,993	21.207036	1,590,379	1.48%	14.29%
2009	1.45%	81,617	18.554780	1,514,385	2.06%	37.67%
2008	1.45%	85,099	13.477578	1,146,928	1.63%	-41.06%
2007	1.45%	105,957	22.867724	2,422,995	1.42%	4.79%
2006	1.45%	126,662	21.822967	2,764,141	1.44%	15.99%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	1.45%	60,054	34.461734	2,069,600	1.43%	14.28%
2009	1.45%	67,877	30.154257	2,046,780	2.28%	37.75%
2008	1.45%	79,266	21.891341	1,735,239	1.57%	-41.06%
2007	1.45%	103,473	37.140007	3,842,988	1.42%	4.77%
2006	1.45%	125,477	35.449353	4,448,078	1.02%	15.99%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	1.45%	22,398	9.146460	204,863	1.03%	14.43%
2009	1.45%	17,532	7.993388	140,140	1.91%	26.43%
2008	1.45%	19,377	6.322607	122,513	1.68%	-39.36%
2007	1.45%	30,870	10.427113	321,885	1.22%	2.90%
2006	1.45%	38,154	10.133095	386,618	1.13%	13.36%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	1.45%	36,791	5.291649	194,685	0.00%	25.62%
2009	1.45%	25,337	4.212478	106,731	0.00%	30.68%
2008	1.45%	28,754	3.223391	92,685	0.00%	-49.81%
2007	1.45%	27,469	6.422032	176,407	0.00%	4.78%
2006	1.45%	34,356	6.128929	210,565	0.00%	1.47%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2010	1.45%	17,822	$13.542677	$241,358	3.99%	4.66%
2009	1.45%	20,774	12.939683	268,821	4.27%	4.44%
2008	1.45%	25,747	12.389033	318,980	9.15%	2.20%
2007	1.45%	37,256	12.122663	451,642	6.30%	8.22%
2006	1.45%	43,006	11.202009	481,754	7.90%	4.86%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	1.45%	7,536	17.710000	133,462	3.58%	4.66%
2009	1.45%	8,293	16.922009	140,317	4.13%	4.44%
2008	1.45%	11,064	16.201891	179,258	8.68%	2.11%
2007	1.45%	11,949	15.867794	189,604	6.48%	8.11%
2006	1.45%	15,787	14.677199	231,709	9.27%	4.94%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	1.45%	11,718	27.893698	326,858	0.55%	25.03%
2009	1.45%	13,264	22.310198	295,900	0.17%	110.30%
2008	1.45%	13,263	10.608521	140,701	0.00%	-65.26%
2007	1.45%	13,822	30.539927	422,123	0.55%	35.56%
2006	1.45%	23,099	22.528407	520,384	0.62%	37.52%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	1.45%	5,916	24.866397	147,085	0.62%	25.00%
2009	1.45%	7,039	19.892665	140,005	0.16%	110.09%
2008	1.45%	7,186	9.468655	68,042	0.00%	-65.29%
2007	1.45%	25,254	27.281053	688,956	0.46%	35.61%
2006	1.45%	33,159	20.117283	667,069	0.58%	37.48%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	1.45%	35,875	34.405632	1,234,302	0.36%	27.38%
2009	1.45%	41,969	27.009576	1,133,538	0.20%	55.33%
2008	1.45%	33,880	17.388052	589,107	0.38%	-46.88%
2007	1.45%	44,448	32.733939	1,454,958	0.11%	43.21%
2006	1.45%	47,846	22.857287	1,093,630	0.07%	22.74%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	1.45%	15,326	35.600544	545,614	0.35%	27.36%
2009	1.45%	15,973	27.951989	446,449	0.26%	55.25%
2008	1.45%	20,128	18.004453	362,394	0.34%	-46.91%
2007	1.45%	29,090	33.911867	986,496	0.12%	43.24%
2006	1.45%	30,884	23.675154	731,183	0.07%	22.69%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	1.45%	20,229	25.115414	508,060	0.00%	33.58%
2009	1.45%	19,988	18.801845	375,811	0.00%	38.27%
2008	1.45%	20,628	13.597964	280,499	0.00%	-45.17%
2007	1.45%	20,057	24.798275	497,379	0.00%	20.54%
2006	1.45%	24,109	20.572455	495,981	0.00%	12.99%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.45%	75,723	30.500998	2,309,627	0.77%	21.96%
2009	1.45%	77,817	25.008421	1,946,080	0.00%	45.59%
2008	1.45%	87,313	17.176766	1,499,755	1.88%	-40.97%
2007	1.45%	105,040	29.097410	3,056,392	0.63%	5.08%
2006	1.45%	128,573	27.691025	3,560,318	0.00%	10.60%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	1.45%	44,816	9.351582	419,100	1.71%	-41.89%
2007	1.45%	50,101	16.093212	806,286	1.07%	14.90%
2006	1.45%	60,904	14.006682	853,063	1.01%	16.94%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	1.45%	7,071	7.510988	53,110	1.76%	-47.53%
2007	1.45%	7,603	14.313862	108,828	0.00%	-5.36%
2006	1.45%	7,775	15.124054	117,590	0.00%	11.57%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2006	1.45%	566	$11.969347	$6,775	8.54%	10.63%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.45%	22,032	3.610007	79,536	0.00%	-46.90%
2007	1.45%	40,159	6.797920	272,998	0.00%	7.43%
2006	1.45%	45,025	6.328025	284,919	0.00%	8.32%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.45%	13,467	9.368008	126,159	1.07%	-34.18%
2007	1.45%	14,361	14.232291	204,390	1.59%	0.96%
2006	1.45%	112,774	14.096964	1,589,771	0.51%	15.15%

2010	Reserves for annuity contracts in payout phase:				10,213
2010	Contract owners equity:				$96,029,149
2009	Reserves for annuity contracts in payout phase:				10,086
2009	Contract owners equity:				$94,094,584
2008	Reserves for annuity contracts in payout phase:				9,235
2008	Contract owners equity:				$86,632,484
2007	Reserves for annuity contracts in payout phase:				13,273
2007	Contract owners equity:				$164,671,856
2006	Reserves for annuity contracts in payout phase:				13,622
2006	Contract owners equity:				$180,295,968

*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.